Post-retirement Benefits - Narrative (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2015 Age	Sep. 30, 2014 USD ($) Age	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)
Compensation and Retirement Disclosure [Abstract]
Employee age limit for eligibility | Age	65	65
Unfunded plan liability		$ 491
Payment towards plan benefits		46	$ 39	$ 59
Participants contribution towards plan		$ 15	$ 14	$ 12